Expense Example, No Redemption	Apr. 30, 2026 USD ($)
Kensington Managed Income Fund | Kensington Managed Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 267
Expense Example, No Redemption, 3 Years	820
Expense Example, No Redemption, 5 Years	1,400
Expense Example, No Redemption, 10 Years	2,973
Kensington Dynamic Allocation Fund | Kensington Dynamic Allocation Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	246
Expense Example, No Redemption, 3 Years	758
Expense Example, No Redemption, 5 Years	1,296
Expense Example, No Redemption, 10 Years	$ 2,766